Citigroup Mortgage Loan Trust 2024-RP4 ABS-15G

Exhibit 99.1 - Schedule 7b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	381	6.68%
Delinquency, No Missing Data	5284	92.65%
No Delinquency, At Least One Month Missing	2	0.04%
Delinquency, At Least One Month Missing	36	0.63%
Total	5703	100.00%